UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2013

[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERNATIONAL FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48476-0413                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
February 28, 2013 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.2%)

             CONSUMER DISCRETIONARY (14.3%)
             ------------------------------
             ADVERTISING (2.0%)
 3,319,251   WPP plc                                                                               $   53,074
                                                                                                   ----------
             APPAREL RETAIL (1.0%)
   728,630   Hennes & Mauritz AB "B"                                                                   26,149
                                                                                                   ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.9%)
   302,524   LVMH Moet Hennessy - Louis Vuitton S.A.                                                   52,095
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (3.4%)
   601,760   Delphi Automotive plc*                                                                    25,184
 1,533,700   Denso Corp.                                                                               64,366
                                                                                                   ----------
                                                                                                       89,550
                                                                                                   ----------
             AUTOMOBILE MANUFACTURERS (2.2%)
 1,553,500   Honda Motor Co. Ltd.                                                                      57,906
                                                                                                   ----------
             DISTRIBUTORS (1.2%)
23,848,800   Li & Fung Ltd.                                                                            31,981
                                                                                                   ----------
             RESTAURANTS (2.6%)
 4,648,080   Compass Group plc                                                                         56,446
   202,980   Yum! Brands, Inc.                                                                         13,291
                                                                                                   ----------
                                                                                                       69,737
                                                                                                   ----------
             Total Consumer Discretionary                                                             380,492
                                                                                                   ----------
             CONSUMER STAPLES (17.5%)
             ------------------------
             BREWERS (2.8%)
   988,651   Heineken N.V.                                                                             73,817
                                                                                                   ----------
             DISTILLERS & VINTNERS (4.0%)
 1,630,468   Diageo plc                                                                                48,975
   447,191   Pernod Ricard S.A.                                                                        58,027
                                                                                                   ----------
                                                                                                      107,002
                                                                                                   ----------
             FOOD RETAIL (1.4%)
   507,100   Lawson, Inc.                                                                              37,695
                                                                                                   ----------
             HOUSEHOLD PRODUCTS (1.8%)
   719,999   Reckitt Benckiser Group plc                                                               48,377
                                                                                                   ----------
             PACKAGED FOODS & MEAT (5.6%)
   795,448   DANONE S.A.                                                                               55,238
 1,324,462   Nestle S.A.                                                                               92,555
                                                                                                   ----------
                                                                                                      147,793
                                                                                                   ----------
             PERSONAL PRODUCTS (1.9%)
   578,720   Beiersdorf AG                                                                             50,463
                                                                                                   ----------
             Total Consumer Staples                                                                   465,147
                                                                                                   ----------

================================================================================

1  | USAA International Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             ENERGY (4.2%)
             -------------
             INTEGRATED OIL & GAS (2.3%)
 1,636,983   BG Group plc                                                                          $   28,944
   939,894   Royal Dutch Shell plc "A"                                                                 30,941
                                                                                                   ----------
                                                                                                       59,885
                                                                                                   ----------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
   497,209   Saipem S.p.A.                                                                             13,294
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
     7,198   INPEX Corp.                                                                               38,285
                                                                                                   ----------
             Total Energy                                                                             111,464
                                                                                                   ----------
             FINANCIALS (22.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
 1,105,402   Julius Baer Group Ltd.*                                                                   41,890
                                                                                                   ----------
             DIVERSIFIED BANKS (13.2%)
 3,092,493   Banco Santander S.A.                                                                      23,461
 4,698,941   Barclays plc                                                                              21,884
 2,633,000   DBS Group Holdings Ltd.                                                                   32,126
   542,400   Grupo Financiero Santander Mexico SAB de CV ADR "B" *                                      8,093
 8,570,045   HSBC Holdings plc                                                                         95,091
   853,330   ICICI Bank Ltd. ADR                                                                       35,772
 1,240,310   Itau Unibanco Banco Multiplo S.A. ADR                                                     21,904
    78,610   Komercni Banka A.S.                                                                       15,998
   870,410   Sberbank of Russia ADR                                                                    12,003
 2,573,273   Standard Chartered plc                                                                    70,112
   423,490   Westpac Banking Corp.                                                                     13,310
                                                                                                   ----------
                                                                                                      349,754
                                                                                                   ----------
             DIVERSIFIED CAPITAL MARKETS (1.5%)
 2,465,316   UBS AG                                                                                    39,006
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (1.2%)
 7,292,400   AIA Group Ltd.                                                                            31,781
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
 4,877,738   ING Groep N.V.*                                                                           39,215
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
 2,600,828   QBE Insurance Group Ltd.                                                                  35,546
                                                                                                   ----------
             REINSURANCE (0.9%)
   310,688   Swiss Re Ltd.*                                                                            24,844
                                                                                                   ----------
             SPECIALIZED FINANCE (0.8%)
 2,192,600   BM&F Bovespa S.A.                                                                         14,854
   112,977   Deutsche Boerse AG                                                                         7,004
                                                                                                   ----------
                                                                                                       21,858
                                                                                                   ----------
             Total Financials                                                                         583,894
                                                                                                   ----------
             HEALTH CARE (7.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.6%)
   131,032   Sonova Holding AG*                                                                        15,685
                                                                                                   ----------
             PHARMACEUTICALS (7.0%)
   874,872   Bayer AG                                                                                  86,647
   279,322   Merck KGaA                                                                                39,384
   201,330   Roche Holding AG                                                                          46,117
   215,670   Valeant Pharmaceuticals International, Inc.*                                              14,549
                                                                                                   ----------
                                                                                                      186,697
                                                                                                   ----------
             Total Health Care                                                                        202,382
                                                                                                   ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (11.0%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.4%)
   721,630   Legrand S.A.                                                                          $   33,177
   740,396   Schneider Electric S.A.                                                                   56,953
                                                                                                   ----------
                                                                                                       90,130
                                                                                                   ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (2.4%)
 7,811,143   Hays plc                                                                                  11,631
 1,242,617   Randstad Holdings N.V.                                                                    52,830
                                                                                                   ----------
                                                                                                       64,461
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
 1,503,549   Smiths Group plc                                                                          28,763
                                                                                                   ----------
             INDUSTRIAL MACHINERY (1.2%)
   208,800   FANUC Ltd.                                                                                32,236
                                                                                                   ----------
             MARINE (0.5%)
   107,675   Kuehne & Nagel International AG                                                           12,384
                                                                                                   ----------
             RAILROADS (2.4%)
   645,442   Canadian National Railway Co.                                                             65,448
                                                                                                   ----------
             Total Industrials                                                                        293,422
                                                                                                   ----------
             INFORMATION TECHNOLOGY (10.0%)
             ------------------------------
             APPLICATION SOFTWARE (2.4%)
   135,481   Dassault Systemes S.A.                                                                    15,378
   623,688   SAP AG                                                                                    48,733
                                                                                                   ----------
                                                                                                       64,111
                                                                                                   ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
 1,478,964   Amadeus IT Holding S.A. "A"                                                               37,845
                                                                                                   ----------
             ELECTRONIC COMPONENTS (1.1%)
 1,562,200   HOYA Corp.                                                                                29,966
                                                                                                   ----------
             ELECTRONIC MANUFACTURING SERVICES (0.8%)
 7,765,660   Hon Hai Precision Industry Corp. Ltd.(a)                                                  21,575
                                                                                                   ----------
             OFFICE ELECTRONICS (1.1%)
   814,400   Canon, Inc.                                                                               29,566
                                                                                                   ----------
             SEMICONDUCTORS (2.5%)
    17,116   Samsung Electronics Co. Ltd.                                                              24,405
 2,225,753   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                           40,620
                                                                                                   ----------
                                                                                                       65,025
                                                                                                   ----------
             SYSTEMS SOFTWARE (0.7%)
   319,347   Check Point Software Technologies Ltd.*                                                   16,769
                                                                                                   ----------
             Total Information Technology                                                             264,857
                                                                                                   ----------
             MATERIALS (10.3%)
             -----------------
             DIVERSIFIED CHEMICALS (1.7%)
   694,434   AkzoNobel N.V.                                                                            44,361
                                                                                                   ----------
             DIVERSIFIED METALS & MINING (1.8%)
   890,950   Rio Tinto plc                                                                             47,861
                                                                                                   ----------
             INDUSTRIAL GASES (4.6%)
   425,018   Air Liquide S.A.                                                                          51,715
   388,564   Linde AG                                                                                  70,462
                                                                                                   ----------
                                                                                                      122,177
                                                                                                   ----------

================================================================================

3  | USAA International Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (2.2%)
     5,065   Givaudan S.A.                                                                         $    6,052
   881,300   Shin-Etsu Chemical Co. Ltd.                                                               54,196
                                                                                                   ----------
                                                                                                       60,248
                                                                                                   ----------
             Total Materials                                                                          274,647
                                                                                                   ----------
             TELECOMMUNICATION SERVICES (2.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
14,106,000   China Unicom Hong Kong Ltd.                                                               20,370
   189,000   Singapore Telecommunications Ltd.                                                            522
 3,843,650   Singapore Telecommunications Ltd.                                                         10,677
                                                                                                   ----------
                                                                                                       31,569
                                                                                                   ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    10,539   NTT DOCOMO, Inc.                                                                          16,305
   295,351   TIM Participacoes S.A. ADR                                                                 6,427
                                                                                                   ----------
                                                                                                       22,732
                                                                                                   ----------
             Total Telecommunication Services                                                          54,301
                                                                                                   ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
   129,945   Red Electrica de Espana                                                                    7,190
                                                                                                   ----------
             Total Utilities                                                                            7,190
                                                                                                   ----------
             Total Common Stocks (cost: $2,036,673)                                                 2,637,796
                                                                                                   ----------
             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
17,234,036   State Street Institutional Liquid Reserve Fund, 0.14% (b)                                 17,234
                                                                                                   ----------
             Total Money Market Instruments (cost: $17,234)                                            17,234
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,053,907)                                                  $2,655,030
                                                                                                   ==========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES        OTHER         SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                    MARKETS         OBSERVABLE        INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $   2,616,221     $    21,575     $         --     $2,637,796
Money Market Instruments:
  Money Market Funds                                    17,234              --               --         17,234
--------------------------------------------------------------------------------------------------------------
Total                                            $   2,633,455     $    21,575     $         --     $2,655,030
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, common stock with a fair value of $18,579,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

5  | USAA International Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $664,328,000 and $63,205,000, respectively, resulting in net unrealized appreciation of $601,123,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,658,649,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

7  | USAA International Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2013, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at February 28, 2013.
*    Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8

                                          ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    4/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    4/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    4/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.